Filed Pursuant to Rule 497(e)
File No. 333-226900; 811-23371

TIGERSHARES TRUST

UP Fintech China-U.S. Internet Titans ETF (TTTN)

September 18, 2020

Supplement to the
Statutory Prospectus dated January 25, 2020, as supplemented May 28, 2020

Effective on or about September 4, 2020, all mentions of Vident Investment Advisory, LLC or VIA are hereby replaced with Exchange Traded Concepts, LLC or ETC.
The following replaces the information under the heading “Investment Sub-Adviser” section on page 8 in the summary section of the Prospectus:
Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the investment Sub-Adviser of the Fund.
The following replaces the information under the heading “Portfolio Managers” on page 9 in the summary section of the Prospectus:
Andrew Serowik and Travis Trampe, each a Portfolio Manager of the Sub-Adviser, have been portfolio managers of the Fund since September 2020.
The following replaces the seventh and eighth paragraphs under “FUND MANAGEMENT” on pages 21-22 in the Prospectus:
Wealthn has entered into an Investment Sub-Advisory Agreement with ETC, which is located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120 (“Sub-Advisory Agreement”), under which ETC is primarily responsible for the securities selection, research and trading of the Fund’s assets in accordance with the Fund’s investment objective, policies, and restrictions, subject to the general supervision of the Board and Wealthn. ETC is compensated directly by Wealthn and not by the Fund. As of March 31, 2020, ETC had approximately $2.02 billion in assets under management.
A discussion regarding the basis for the Board of Trustees’ approval of the Sub-Advisory Agreement with respect to the Fund will be included in the Trust’s annual report to shareholders for the period ended September 30, 2020.
The following replaces the information under the sub-heading “Portfolio Managers” under “FUND MANAGEMENT” on pages 22-23 in the Prospectus:
PORTFOLIO MANAGERS
Andrew Serowik and Travis Trampe are the Fund’s Portfolio Managers and are jointly and primarily responsible for day-to-day management of the Fund’s portfolio.
Andrew Serowik has served as portfolio manager of the Fund since September 2020. Mr. Serowik joined the Sub-Adviser in May 2018 from Goldman Sachs. Mr. Serowik began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic
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ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.
Travis Trampe has served as a portfolio manager of the Fund since September 2020. Mr. Trampe has spent the last 17 years in investment management, with over 10 years as a Portfolio Manager for passive and active strategies including fully replicated, optimized and swap-based funds for Invesco PowerShares, FocusShares and other sponsors. He has extensive knowledge in trading, research, and analysis within US and Global Equity markets, including UCITs. He was responsible for building internal portfolio management capabilities, trading and infrastructure and daily operations. He graduated with Highest Distinction Honors from the Nebraska Wesleyan University in 1994 with a Bachelor of Science degree in Finance and a minor in Mathematics.
The Fund’s SAI provides additional information about the Portfolio Managers’compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.

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Please retain this supplement for your reference.
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Filed Pursuant to Rule 497(e)
File No. 333-226900; 811-23371

TIGERSHARES TRUST

UP Fintech China-U.S. Internet Titans ETF (TTTN)

September 18, 2020

Supplement to the
Statement of Additional Information
dated January 25, 2020, as supplemented February 12, 2020

1. Change in Sub-Adviser
Effective on or about September 4, 2020, all mentions of Vident Investment Advisory, LLC or VIA are hereby replaced with Exchange Traded Concepts, LLC or ETC.
The following replaces the first three paragraphs under the sub-heading “Investment Sub-Advisory Agreement” under the heading “INVESTMENT MANAGEMENT AND OTHER SERVICES” on pages 38-39 in the SAI:
The Adviser has entered into an Investment Sub-Advisory Agreement with ETC, under which ETC is primarily responsible for the securities selection, research and trading of the Fund’s assets in accordance with the Fund’s investment objective, policies, and restrictions, subject to the general supervision of the Board and the Adviser. ETC is compensated directly by Wealthn and not by the Fund.
Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120, is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. As of March 31, 2020, ETC had approximately $2.02 billion in assets under management. Pursuant to the Investment Sub-Advisory Agreement, Wealthn pays ETC a fee based on the greater of (1) a minimum fee of $20,000 per year or (2) an annual advisory fee rate based on the Fund’s average daily net assets at the rate set forth below:

Fund	Sub-Advisory Fee
UP Fintech China-U.S. Internet Titans ETF	0.04%

The Sub-Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty by the Board of Trustees or by a majority of the outstanding Shares on 60 days’ written notice to ETC and by ETC upon 90 days’ written notice to the Board and Wealthn. The Sub-Advisory Agreement automatically terminates if it is assigned.
The following replaces the information under the heading “Portfolio Managers” on pages 40-41 in the SAI:
The following table provides information about other accounts managed by the portfolio managers who have day-to-day responsibility for management of the Fund. The reporting information in the table and the sections below is provided as of September 11, 2020:
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Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Performance Fee Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Andrew Serowik	20	$820.4	—	$0	—	$0	—	$0
Travis Trampe	20	$820.4	—	$0	—	$0	—	$0
Potential Conflicts of Interest
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Fund. The Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. There can be no assurance that these policies and procedures will be effective, however.
Compensation
Mr. Serowik’s portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Sub-Adviser. Mr. Trampe’s portfolio management compensation also includes a salary and discretionary bonus based upon the profitability of the Sub-Adviser. Neither Mr. Serowik’s nor Mr. Trampe’s compensation is directly related to the performance of the underlying assets.
Portfolio Managers’ Ownership in the Fund
No portfolio manager owned any shares of the Fund as of the date of this SAI.
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2. Change in Chief Compliance Officer and Anti-Money Laundering Officer
Effective September 1, 2020, Mr. Christopher R. Mendez was appointed Chief Compliance Officer and Anti-Money Laundering Officer. In addition, effective September 1, 2020, Mr. David H. Weissman was appointed Vice President of the Trust.
Effective September 1, 2020, the following information replaces the “Officers Who Are Not Trustees” table on page 31:
Officers Who Are Not Trustees

Name, Year of Birth	Position(s)	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Officer	Other Directorships Held by Officer During Past 5 Years
Christopher R. Mendez	Chief Compliance Officer and Anti-Money Laundering Officer	No set term; served since 2020.	General Counsel/Chief Compliance Officer, New York-based Asset Management Firm December 2016-April 2020, Corporate Attorney, New York-based Law Firm, March 2016-December 2016.	1	0
David H. Weissman	Vice President	No set term; served since 2020.	Chief Operating Officer, Wealthn LLC, October 2019-Present, ETF Consultant (Self-Employed), October 2016-September 2019 and Chief Operating and Chief Compliance Officer, ETF Managers Group LLC, September 2014-September 2016.	1	0

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Please retain this supplement for your reference.
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